Investments (Equity Method Investments, Statement of Financial Position) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Equity Method Investments [Line Items]
Total assets	$ 262,393,370	$ 238,454,729
Total liabilities	254,349,092	233,752,749
Partners’ capital	7,923,068	4,596,441
Total liabilities and partners’ capital	262,393,370	238,454,729
LP/LLC Interests
Schedule of Equity Method Investments [Line Items]
Total liabilities and partners’ capital included above	1,858,303	1,338,056
Equity in LP/LLC interests not included above	325,315	230,687
Carrying value	2,183,618	1,568,743
Equity Method Investment
Schedule of Equity Method Investments [Line Items]
Total assets	64,973,949	66,477,439
Total liabilities	10,051,385	1,894,242
Partners’ capital	54,922,564	64,583,197
Total liabilities and partners’ capital	$ 64,973,949	$ 66,477,439